UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336
Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS
Aerospace & Defense 0.3%
24,400	AAR Corp.(a)(b)	$358,680
104,100	Moog, Inc. “Class A”(a)	2,487,990
13,900	Triumph Group, Inc.	547,799

		3,394,469

Air Freight & Logistics 0.7%
182,200	Expeditors International of Washington, Inc.	5,977,982
64,000	UTi Worldwide, Inc.(a)	839,040

		6,817,022

Auto Components 0.4%
25,100	Fuel Systems Solutions, Inc.(a)(b)	530,614
291,100	Goodyear Tire & Rubber Co. (The)(a)	3,333,095

		3,863,709

Beverages 0.8%
149,400	PepsiCo, Inc.	7,776,270

Biotechnology 2.5%
72,700	Alkermes, Inc.(a)	591,778
156,100	Celgene Corp.(a)	6,593,664
22,100	Cubist Pharmaceuticals, Inc.(a)(b)	377,026
295,298	Gilead Sciences, Inc.(a)	12,727,344
134,800	Maxygen, Inc.(a)	955,732
32,100	OSI Pharmaceuticals, Inc.(a)(b)	1,084,980
34,400	Seattle Genetics, Inc.(a)	316,136
51,400	Vertex Pharmaceuticals, Inc.(a)(b)	1,532,234

		24,178,894

Building Products 0.1%
44,300	Apogee Enterprises, Inc.	545,776

Capital Markets 6.0%
147,200	Apollo Investment Corp.(b)	811,072
200,698	Bank of New York Mellon Corp. (The)	5,575,390
315,700	Charles Schwab Corp. (The)	5,556,320
373,200	E*Trade Financial Corp.(a)(b)	537,408
152,200	Eaton Vance Corp.	4,124,620
64,900	Federated Investors, Inc.	1,624,447
158,900	Goldman Sachs Group, Inc. (The)	22,972,173
10,700	Investment Technology Group, Inc.(a)	222,560
40,700	Knight Capital Group, Inc. “Class A”(a)	700,447
236,800	Morgan Stanley(b)	7,179,776
52,200	optionsXpress Holdings, Inc.	892,098

63,000	Raymond James Financial, Inc.(b)	1,001,700
318,900	TD Ameritrade Holding Corp.(a)	5,434,056
77,400	Thomas Weisel Partners Group, Inc.(a)	388,548
122,100	TradeStation Group, Inc.(a)	1,001,220

		58,021,835

Chemicals 1.6%
367,500	Dow Chemical Co. (The)	6,497,400
23,300	FMC Corp.	1,266,355
51,200	International Flavors & Fragrances, Inc.	1,633,280
71,800	Monsanto Co.	5,898,370

		15,295,405

Commercial Banks 0.2%
13,300	Bank of the Ozarks, Inc.(b)	336,357
50,100	Prosperity Bancshares, Inc.(b)	1,405,806

		1,742,163

Commercial Services & Supplies 1.3%
58,300	Corrections Corp. of America(a)	894,905
182,400	Knoll, Inc.	1,264,032
43,500	Mobile Mini, Inc.(a)(b)	548,535
20,400	Viad Corp.	299,676
112,200	Waste Connections, Inc.(a)	2,849,880
228,000	Waste Management, Inc.	6,290,520

		12,147,548

Communications Equipment 5.6%
195,700	Adtran, Inc.	4,066,646
416,800	Cisco Systems, Inc.(a)	7,710,800
233,500	CommScope, Inc.(a)(b)	6,127,040
14,900	Comtech Telecommunications Corp.(a)(b)	434,186
105,200	F5 Networks, Inc.(a)(b)	3,341,152
76,500	Harmonic, Inc.(a)	442,170
49,500	Infinera Corp.(a)(b)	423,720
18,700	Loral Space & Communications, Inc.(a)	576,708
448,600	QUALCOMM, Inc.	19,554,474
137,300	Research In Motion Ltd.(a)	10,797,272

		53,474,168

Computers & Peripherals 2.6%
82,316	Apple, Inc.(a)	11,179,336
182,700	Hewlett-Packard Co.	6,275,745
72,900	International Business Machines Corp.	7,747,812

		25,202,893

Construction & Engineering 0.8%
202,900	Chicago Bridge & Iron Co. NV	2,619,439
21,900	EMCOR Group, Inc.(a)	492,093
443,200	Great Lakes Dredge & Dock Corp.	2,309,072
56,300	URS Corp.(a)	2,706,904

		8,127,508

Consumer Finance 0.8%
54,000	Alliance Data Systems Corp.(a)(b)	2,187,000
878,400	SLM Corp.(a)(b)	5,806,224

		7,993,224

Containers & Packaging
31,100	Packaging Corp. of America	501,332

Diversified Consumer Services 1.8%
56,700	Bridgepoint Education, Inc.(a)	711,585
299,700	Career Education Corp.(a)	6,017,976
449,800	H&R Block, Inc.	6,567,080
29,000	Hillenbrand, Inc.	497,640
13,800	Pre-Paid Legal Services, Inc.(a)(b)	584,568
167,200	School Specialty, Inc.(a)	3,180,144

		17,558,993

Diversified Financial Services 0.4%
349,100	Bank of America Corp.	3,934,357

Diversified Telecommunication Services 0.8%
20,000	Atlantic Tele-Network, Inc.	455,400
259,600	NTELOS Holdings Corp.	4,639,052
182,900	tw telecom, inc.(a)	2,169,194

		7,263,646

Electric Utilities 0.3%
70,900	American Electric Power Co., Inc.	1,867,506
97,700	El Paso Electric Co.(a)	1,293,548

		3,161,054

Electrical Equipment 0.3%
46,100	EnerSys(a)	746,820
126,800	GrafTech International Ltd.(a)	1,289,556
27,500	Hubbell, Inc. “Class B”	913,275
6,600	Roper Industries, Inc.	283,668

		3,233,319

Electronic Equipment & Instruments 0.8%
118,700	Anixter International, Inc.(a)(b)	4,869,074
28,600	Plexus Corp.(a)(b)	522,236
33,800	SYNNEX Corp.(a)	874,744
30,800	Tech Data Corp.(a)	986,216

		7,252,270

Energy Equipment & Services 2.4%
12,200	Core Laboratories NV(b)	1,158,268
37,400	Dresser-Rand Group, Inc.(a)	1,047,200

35,600	First Solar, Inc.(a)(b)	6,764,000
31,500	Helmerich & Payne, Inc.(b)	1,101,555
16,200	Lufkin Industries, Inc.	735,156
142,400	National Oilwell Varco, Inc.(a)	5,499,488
85,200	Newpark Resources (a)	245,376
45,400	Oceaneering International, Inc.(a)	2,334,468
66,800	Patterson-UTI Energy, Inc.	957,912
32,200	Pride International, Inc.(a)(b)	779,884
13,600	SEACOR Holdings, Inc.(a)(b)	1,039,176
25,500	Tidewater, Inc.	1,215,585

		22,878,068

Food & Staples Retailing 3.8%
102,000	Costco Wholesale Corp.(b)	4,949,040
286,600	CVS Caremark Corp.	8,540,680
350,700	Kroger Co. (The)	7,995,960
52,200	Pricesmart, Inc.	873,306
30,900	Ruddick Corp.	777,444
307,100	United Natural Foods, Inc.(a)(b)	6,980,383
124,100	Wal-Mart Stores, Inc.	6,172,734

		36,289,547

Food Products 3.2%
272,365	Cadbury PLC, ADR (United Kingdom)	9,560,012
391,800	ConAgra Foods, Inc.	7,283,562
12,300	Corn Products International, Inc.	324,843
140,200	Cosan Ltd. “Class A”(a)	716,422
230,500	Dean Foods Co.(a)	4,333,400
23,800	Ralcorp Holdings, Inc.(a)	1,363,026
5,900	Sanderson Farms, Inc.	257,299
54,900	TreeHouse Foods, Inc.(a)	1,467,477
425,200	Tyson Foods, Inc. “Class A”(b)	5,663,664

		30,969,705

Gas Utilities 0.1%
17,100	New Jersey Resources Corp.	568,917
21,300	Oneok, Inc.	624,090

		1,193,007

Healthcare Equipment & Supplies 2.5%
83,300	Alcon, Inc.	9,038,050
54,500	Align Technology, Inc.(a)(b)	644,735
152,500	Baxter International, Inc.	7,806,475
63,700	Beckman Coulter, Inc.	3,452,540
22,800	CONMED Corp.(a)	359,100
60,600	CryoLife, Inc.(a)	284,214
76,800	DexCom, Inc.(a)	427,008
17,300	IDEXX Laboratories, Inc.(a)(b)	724,005
106,200	Immucor, Inc.(a)	1,598,310

		24,334,437

Healthcare Providers & Services 5.8%
239,500	Aetna, Inc.	6,413,810
120,400	Air Methods Corp.(a)	3,177,356
14,800	Amedisys, Inc.(a)(b)	450,216
9,300	AMERIGROUP Corp.(a)	268,398
21,500	Bio-Reference Labs, Inc.(a)(b)	585,015
116,700	Centene Corp.(a)(b)	2,121,606
29,200	Community Health Systems, Inc.(a)(b)	770,588
26,600	Gentiva Health Services, Inc.(a)(b)	423,738
58,900	Healthsouth Corp.(a)(b)	697,376
80,300	Henry Schein, Inc.(a)(b)	3,656,862
39,400	Kindred Healthcare, Inc.(a)	517,322
15,500	LHC Group, Inc.(a)	357,585
31,800	Lincare Holdings, Inc.(a)(b)	692,604
172,200	Medco Health Solutions, Inc.(a)	7,902,258
114,600	MWI Veterinary Supply, Inc.(a)(b)	3,349,758
249,400	Omnicare, Inc.(b)	6,741,282
122,100	Patterson Cos., Inc.(a)(b)	2,514,039
291,200	PSS World Medical, Inc.(a)(b)	4,679,584
38,200	Sun Healthcare Group, Inc.(a)	354,114
206,200	Tenet Healthcare Corp.(a)	748,506
46,200	Universal American Corp.(a)	415,338
73,800	Universal Health Services, Inc. “Class B”	4,053,834
100,300	WellPoint, Inc.(a)	4,670,971

		55,562,160

Healthcare Technology 0.1%
59,600	HLTH Corp.(a)(b)	702,684

Hotels, Restaurants & Leisure 0.8%
31,000	Bally Technologies, Inc.(a)	868,000
125,100	Cheesecake Factory (The)(a)(b)	2,140,461
134,600	Jack in the Box, Inc.(a)	3,539,980
28,700	Red Robin Gourmet Burgers, Inc.(a)(b)	496,510
30,800	Vail Resorts, Inc.(a)(b)	846,692

		7,891,643

Household Durables 0.1%
16,600	Black & Decker Corp. (The)	532,362
21,700	Centex Corp.(b)	182,931
17,700	Snap-On, Inc.	551,355

		1,266,648

Household Products 1.3%
81,100	Colgate-Palmolive Co.	5,348,545
141,115	Kimberly-Clark Corp.	7,322,457

		12,671,002

Independent Power Producers & Energy Traders 0.8%
361,800	NRG Energy, Inc.(a)	8,140,500

Insurance 3.0%
98,300	Aspen Insurance Holdings Ltd.	2,269,747
21,900	Axis Capital Holdings Ltd.	522,972

1,348	Berkshire Hathaway, Inc. “Class B”(a)	4,006,256
33,200	Citizens, Inc. (The)(a)(b)	218,788
24,900	CNA Surety Corp.(a)	377,733
12,000	FPIC Insurance Group, Inc.(a)	356,880
14,000	HCC Insurance Holdings, Inc.	345,660
29,000	Hilltop Holdings, Inc.(a)(b)	344,810
38,400	Odyssey Re Holdings Corp.	1,544,064
46,900	Platinum Underwriters Holdings, Ltd.	1,352,127
10,600	ProAssurance Corp.(a)	479,226
113,900	Protective Life Corp.	1,407,804
43,700	Reinsurance Group of America, Inc.	1,607,286
6,800	RLI Corp.	318,648
20,800	Safety Insurance Group, Inc.	649,168
200,100	StanCorp Financial Group, Inc.(b)	6,207,102
78,000	The Travelers Cos., Inc.	3,171,480
403,300	XL Capital Ltd. “Class A”(b)	4,081,396

		29,261,147

Internet & Catalog Retail 1.3%
161,400	Amazon.com, Inc.(a)	12,587,586

Internet Software & Services 4.2%
12,600	Baidu.com, ADR (China)(a)	3,325,770
102,000	Digital River, Inc.(a)(b)	3,889,260
43,000	Google, Inc. “Class A”(a)	17,940,890
190,200	GSI Commerce, Inc.(a)(b)	2,445,972
450,400	IAC/InterActiveCorp.(a)	7,278,464
177,500	SAVVIS, Inc.(a)	2,089,175
267,000	Switch & Data Facilities Co., Inc.(a)(b)	3,511,050

		40,480,581

IT Services 2.4%
32,200	CSG Systems International, Inc.(a)	443,394
20,700	DST Systems, Inc.(a)	792,810
37,400	Mastercard, Inc. “Class A”(b)	6,594,742
19,600	SAIC, Inc.(a)	342,412
57,700	Sapient Corp.(a)	306,387
183,600	Visa, Inc. “Class A”	12,431,556
86,400	Wright Express Corp.(a)	2,148,768

		23,060,069

Leisure Equipment & Products 0.1%
18,600	Polaris Industries, Inc.(b)	590,922

Life Sciences Tools & Services 0.2%
151,100	Kendle International, Inc.(a)	1,571,440

Machinery 1.4%
68,200	Actuant Corp.	837,496
77,700	AGCO Corp.(a)	2,242,422
47,700	China Fire & Security Group, Inc.(a)(b)	581,940
27,600	EnPro Industries, Inc.(a)	486,036
134,400	IDEX Corp.	3,138,240
26,400	Nordson Corp.	1,013,760

104,800	Pentair, Inc.	2,623,144
101,700	RBC Bearings, Inc.(a)	1,876,365
25,900	Robbins & Myers, Inc.(b)	495,726

		13,295,129

Marine 0.1%
21,300	Kirby Corp.(a)	716,106

Media 3.7%
385,400	Comcast Corp. “Class A”	5,306,958
330,500	Discovery Communications, Inc. “Class A”(a)	7,419,725
132,900	Interpublic Group of Cos., Inc. (The)(a)(b)	696,396
151,000	John Wiley & Sons, Inc. “Class A”	4,773,110
379,499	Liberty Global, Inc. “Series C”(a)(b)	5,191,546
410,400	Regal Entertainment Group “Class A”(b)	5,236,704
274,600	Walt Disney Co. (The)(b)	6,650,812

		35,275,251

Metals & Mining 2.5%
60,500	Agnico-Eagle Mines Ltd.(b)	3,742,530
12,900	Compass Minerals International	691,827
189,200	Freeport-McMoRan Copper & Gold, Inc.	10,298,156
456,000	Kinross Gold Corp.(b)	9,220,320

		23,952,833

Multiline Retail 0.4%
97,900	Kohl’s Corp.(a)(b)	4,157,813

Multi-Utilities 1.1%
89,700	Centerpoint Energy, Inc.	907,764
151,700	CMS Energy Corp.	1,720,278
155,400	Sempra Energy	7,098,672
53,600	TECO Energy, Inc.	601,392

		10,328,106

Oil, Gas & Consumable Fuels 12.8%
53,400	Apache Corp.	4,499,484
65,300	Bill Barrett Corp.(a)	2,222,159
29,500	Cabot Oil & Gas Corp.	1,036,335
115,900	Canadian Natural Resources Ltd.	6,926,184
105,400	Chesapeake Energy Corp.(b)	2,388,364
12,600	Clayton Williams Energy, Inc.(a)	308,952
110,100	Concho Resources, Inc.(a)	3,528,705
186,300	Denbury Resources, Inc.(a)	3,202,497
130,900	Encore Acquisition Co.(a)(b)	4,645,641
304,000	Endeavour International Corp.(a)	522,880
84,600	EOG Resources, Inc.(b)	6,191,874
22,300	Goodrich Petroleum Corp.(a)(b)	595,856
55,800	Hess Corp.	3,715,722
40,500	Noble Energy, Inc.	2,408,940
11,700	Nordic American Tanker Shipping(b)	392,418
264,900	Occidental Petroleum Corp.	17,777,439
428,800	Petroleo Brasileiro SA, ADR (Brazil)	18,880,064

166,800	Southwestern Energy Co.(a)	7,250,796
191,400	Suncor Energy, Inc.	6,777,474
281,051	Suncor Energy, Inc. (Canada)	9,846,760
427,200	Williams Cos., Inc.	7,168,416
301,500	XTO Energy, Inc.	12,895,155

		123,182,115

Paper & Forest Products 0.1%
67,000	Glatfelter(b)	686,750

Personal Products
51,300	Prestige Brands Holdings, Inc.(a)	319,599

Pharmaceuticals 2.9%
196,500	Abbott Laboratories	8,854,290
47,400	Perrigo Co.	1,273,164
181,500	Shire PLC, ADR (United Kingdom)	7,568,550
199,400	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	9,244,184
65,200	Vivus, Inc.(a)	337,084
22,900	Watson Pharmaceuticals, Inc.(a)(b)	692,725

		27,969,997

Professional Services 0.7%
112,400	Administaff, Inc.	2,416,600
47,200	Huron Consulting Group, Inc.(a)(b)	2,163,176
118,700	Resources Connection, Inc.(a)	2,199,511

		6,779,287

Real Estate Investment Trusts 1.1%
174,800	Ashford Hospitality Trust, Inc.	707,940
41,600	Capstead Mortgage Corp.(b)	496,288
654,300	Chimera Investment Corp.	2,283,507
23,100	Corporate Office Properties Trust SBI(b)	685,608
101,000	DiamondRock Hospitality Co.	656,500
10,600	Health Care REIT, Inc.(b)	363,050
24,500	Liberty Property Trust(b)	570,360
354,000	MFA Financial, Inc.	2,216,040
21,400	National Health Investors, Inc.	565,602
21,600	National Retail Properties, Inc.	369,576
19,600	Nationwide Health Properties, Inc.(b)	520,772
19,400	Potlatch Corp.	507,892
10,300	Rayonier, Inc.	412,000
15,900	Realty Income Corp.(b)	341,373

		10,696,508

Road & Rail 0.3%
31,400	Knight Transportation, Inc.	557,036
51,700	Landstar System, Inc.	1,964,600

		2,521,636

Semiconductors & Semiconductor Equipment 2.7%
117,900	Advanced Micro Devices, Inc.(a)(b)	535,266

380,600	Applied Materials, Inc.	4,285,556
76,800	Applied Micro Circuits Corp.(a)	600,576
76,800	ATMI, Inc.(a)	1,246,464
201,300	Cavium Networks, Inc.(a)(b)	2,906,772
95,100	Cypress Semiconductor Corp.(a)	817,860
430,000	Intel Corp.	6,759,600
122,900	LSI Corp.(a)	549,363
649,000	PMC - Sierra, Inc.(a)(b)	4,925,910
99,100	Power Integrations, Inc.	2,186,146
29,900	Semtech Corp.(a)	481,091
38,500	Skyworks Solutions, Inc.(a)	366,905
574,100	Spansion, Inc. “Class A”(a)(b)	45,928

		25,707,437

Software 4.4%
285,500	Adobe Systems, Inc.(a)	8,045,390
482,100	CA, Inc.	8,412,645
185,100	Check Point Software Technologies(a)	4,322,085
290,300	CommVault Systems, Inc.(a)	3,585,205
15,900	Informatica Corp.(a)	259,647
207,000	Oracle Corp.	4,055,130
180,400	Quest Software, Inc.(a)	2,330,768
32,600	Red Hat, Inc.(a)	650,370
572,800	Symantec Corp.(a)(b)	8,929,952
48,700	TeleCommunications Systems, Inc.(a)	363,789
182,000	TiVo, Inc.(a)(b)	1,274,000

		42,228,981

Specialty Retail 0.4%
9,200	Children’s Place Retail Stores, Inc. (The)(a)	330,372
36,600	Guess?, Inc.	945,012
38,500	RadioShack Corp.	517,440
28,500	Ross Stores, Inc.	1,116,060
16,600	Systemax, Inc.(a)(b)	203,682
15,500	Tiffany & Co.(b)	439,735
141,100	Wet Seal, Inc. (The)(a)	444,465

		3,996,766

Textiles, Apparel & Luxury Goods 1.4%
38,700	Maidenform Brands, Inc.(a)	500,004
118,290	Nike, Inc. “Class B”(b)	6,748,445
101,200	Phillips-Van Heusen Corp.	2,982,364
11,600	Unifirst Corp.	396,140
78,600	Warnaco Group, Inc. (The)(a)(b)	2,483,760

		13,110,713

Trading Companies & Distributors
13,100	GATX Corp.(b)	329,858

Water Utilites 0.1%
86,700	Aqua America, Inc.(b)	1,429,683

Wireless Telecommunication Services 2.5%
327,400	Centennial Communications Corp.(a)(b)	2,753,434
164,300	Clearwire Corp. “Class A”(a)(b)	731,135
572,700	NII Holdings, Inc.(a)	11,717,442
334,400	SBA Communications Corp. “Class A”(a)(b)	8,550,608
37,700	USA Mobility, Inc.	421,486

		24,174,105

	Total long-term investments (cost $838,077,240)	951,795,674

Shares
SHORT-TERM INVESTMENT 19.3%
Affiliated Money Market Mutual Fund
185,669,126	Dryden Core Investment Fund - Taxable Money Market Series (cost $185,669,126; includes $172,628,168 of cash collateral received from securities on loan)(c)(d)	185,669,126

	Total Investments 118.1% (cost $1,023,746,366)(e)	1,137,464,800

	Liabilities in excess of other assets (18.1%)	(174,456,984)

	Net Assets 100.0%	$963,007,816

The following abbreviation is used in portfolio descriptions:

       ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $169,440,462; cash collateral of $172,628,168 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 1,043,350,649	$147,957,533	$(53,843,382)	$94,114,151

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$1,137,464,800	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,137,464,800	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Instruments in Securities	Other Financial Instruments
Balance as of 8/31/08	$730,000	$—
Realized gain (loss)	(1,408,100)	—
Change in unrealized appreciation (depreciation)	(81,300)	—
Net purchases (sales)	759,400	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/09	$—	$—

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.